Compulsory and other deposits at central banks	12 Months Ended
Dec. 31, 2023
Compulsory And Other Deposits At Central Banks
Compulsory and other deposits at central banks

15. Compulsory and other deposits at central banks

	2023	2022

Compulsory deposits (i)	3,342,894	2,026,516
Reserve at central bank - Instant payments (ii)	2,953,515	751,503
Reserve at central bank - Electronic money (iii)	1,151,074	-
Total	7,447,483	2,778,019

(i)	Compulsory deposits are required by BACEN based on the amount of RDB held by Nu Financeira. These resources are remunerated at Brazilian SELIC rate (special settlement and custody system of the BACEN).

(ii)	Reserve at central bank - Instant payments relates to cash maintained in the Instant Payments Account, which is required by BACEN to support instant payment operations (PIX), and it is based on the average of PIX transactions per day based on the last month along with including additional funds as a safety margin. These resources are remunerated at Brazilian SELIC rate (special settlement and custody system of the BACEN).

(iii)	Reserve at central bank - Electronic money refers to funds kept in a BACEN reserve, which serves as a safeguard to protect customer deposits invested in Nu Pagamentos. These resources are remunerated at Brazilian SELIC rate (special settlement and custody system of the BACEN).